Mortgage Servicing Rights	12 Months Ended
Dec. 31, 2013
Transfers and Servicing [Abstract]
Mortgage Servicing Rights
Mortgage Servicing Rights

The Company sells residential mortgage loans in the secondary market and typically retains the right to service the loans sold. Upon sale, an MSR asset is capitalized, which represents the current fair value of the future net cash flows expected to be realized for performing servicing activities. The Company also purchases MSRs directly from third parties.

Effective January 1, 2013, the Company elected to irrevocably account for the subsequent measurement of its existing MSRs using the fair value method, whereby the MSRs are initially recorded on our balance sheet at fair value with subsequent changes in fair value recorded in earnings during the period in which the changes in fair value occur. We believe that accounting for the MSRs at fair value best reflects the impact of current market conditions on our MSRs, and our investors and other users of our financial statements will have greater insight into management’s views as to the value of our MSRs at each reporting date. The fair value of the MSRs is assessed at each reporting date using the methods described above. In accordance with the applicable GAAP guidance, this change in accounting principle was accounted for on a prospective basis (financial statement periods prior to 2013 have not been restated). We did not record a cumulative-effect adjustment to retained earnings as of January 1, 2013, as the net amortized carrying value of the MSRs as of January 1, 2013 equaled the fair value due to MSR impairment charges recorded during 2012.

Prior to January 1, 2013, the subsequent measurement of the Company’s MSRs was recorded using the amortization method. Under the amortization method, capitalized MSRs were initially recorded at fair value and amortized over the estimated economic life of the related loans in proportion to the estimated future net servicing revenue. The net capitalized cost of MSRs was periodically evaluated to determine whether capitalized amounts were in excess of their estimated fair value. For this fair value assessment, the Company stratified its MSRs based on interest rates: (1) those with note rates below 4.00%; (2) those with note rates between 4.00% and 4.99%; and (3) those with note rates above 5.00%. If the amortized book value of the MSRs exceeded its fair value, management recorded a valuation adjustment as a reduction to the mortgage servicing right asset. However, in the event that the fair value of the MSRs recovered, the valuation allowance was reversed.

On November 1, 2013, the Company purchased an MSR portfolio with an unpaid principal balance ("UPB") of $142,219 from an unrelated third party, for a total cash purchase price of $1,543. The MSRs purchased have substantially similar attributes to the Company's existing MSRs created through its own mortgage loan originations with respect to note rates, credit quality and loan types. The Company is continuing to service the underlying mortgage loans and accounts for the purchased MSRs using the fair value method.

The Company’s total mortgage servicing portfolio at December 31, 2013 and 2012 is summarized as follows (based on the UPB of the underlying mortgage loans):

	December 31,
	2013	2012
FNMA	$7,254,178	$2,781,389
GNMA	4,507,443	1,363,951
FHLMC	161,889	—
Total mortgage servicing portfolio	$11,923,510	$4,145,340

MSRs balance	$170,294	$42,202

MSRs balance as a percentage of total mortgage servicing portfolio	1.43%	1.02%

At December 31, 2013 and 2012, the Company held $155,562 and $93,731 of escrow funds for its customers for which it services mortgage loans.

A summary of the changes in the balance of MSRs for the years ended December 31, 2013, 2012 and 2011 is as follows:

	Years ended December 31,
	2013	2012	2011
Balance at beginning of period	$42,202	$17,679	7,130
MSRs received as proceeds from loan sales	111,783	39,900	11,511
Purchased MSRs	1,543	—	—
MSRs acquired in a business combination	344	—	—
Changes in valuation inputs and assumptions	22,967	—	—
Actual portfolio runoff (payoffs and principal amortization)	(8,545)	—	—
Amortization of MSRs	—	(3,679)	(960)
Impairment of MSRs	—	(11,698)	(2)
Balance at end of period	$170,294	$42,202	$17,679

The following is a summary of the components of loan servicing fees as reported in the Company’s consolidated statements of income for the years ended December 31, 2013, 2012 and 2011:

	Years ended December 31,
	2013	2012	2011
Contractual servicing fees	$21,656	$5,676	2,534
Late fees	548	232	94
Loan servicing fees	$22,204	$5,908	$2,628